Long-Term Debt (Tables)	3 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
Schedule of Long-term Debt Instruments

The Company’s debt obligations consist of the following:

	As of
	March 31, 2021		December 31, 2020
in thousands	Principal	Unamortized Discount	Principal	Unamortized Discount
Term loan	$2,500	$—	$2,800	$—
Equipment advances	2,937	—	3,636	—
Paycheck Protection Program note	4,850	—	4,850	—
Convertible notes	—	—	59,835	12,200

Total debt	10,287		71,121
Less: debt discount	—		(12,200)
Less: current portion	(3,839)		(51,635)

Total long-term debt book value, net	$6,448		$7,286

The Company’s debt obligations consist of the following:

	As of December 31,
	2020		2019
in thousands	Principal	Unamortized Discount	Principal	Unamortized Discount
Term loan	$2,800	$—	$3,000	$—
Equipment advances	3,636	—	5,036	—
Paycheck Protection Program note	4,850	—	—	—
Convertible notes	59,835	12,200	28,835	3,498

Total debt	71,121		36,871
Less: debt discount	(12,200)		(3,498)
Less: current portion	(51,635)		(1,600)

Total long-term debt book value, net	$7,286		$31,773

Schedule of Debt

The issuances under the 2018 Term Loan and 2018 Equipment Advances are as follows:

in thousands	Principal	Maturity Date
Term Loan	$3,000	April 1, 2023
Equipment Advances — January 31, 2019 Issuance	2,410	January 1, 2022
Equipment Advances — April 29, 2019 Issuance	2,428	April 1, 2022
Equipment Advances — June 27, 2019 Issuance	2,162	June 1, 2022

Total	$10,000

The issuances under the 2018 Term Loan and 2018 Equipment Advances are as follows:

in thousands	Principal	Maturity Date
Term Loan	$3,000	April 1, 2023
Equipment Advances – January 31, 2019 Issuance	2,410	January 1, 2022
Equipment Advances – April 29, 2019 Issuance	2,428	April 1, 2022
Equipment Advances – June 27, 2019 Issuance	2,162	June 1, 2022

Total	$10,000

Convertible Debt [Roll Forward]

The following tables present changes in fair value of the embedded compound derivative (associated with the Company’s Convertible Notes) for the three months ended March 31, 2021 and 2020:

	Embedded Derivative in Convertible Notes
	March 31,
in thousands	2021	2020
Balance — beginning of period	$—	$4,698
Additions	—	3,261
Measurement adjustments	—	(293)

Balance — end of period	$—	$7,666

The following tables present changes in fair value of the embedded compound derivative (associated with the Company’s Convertible Notes) for the years ended December 31, 2020 and 2019:

	Embedded Derivative in Convertible Notes
in thousands	2020	2019
Balance — beginning of year	$4,698	$—
Additions	3,447	4,234
Measurement adjustments	(8,145)	464

Balance — end of year	$—	$4,698

Schedule of Basis Valuation Techniques

The following table sets forth the range of inputs for the significant assumptions utilized to determine the fair value of embedded derivatives at each issuance:

At Issuance	June 2019 Convertible Notes	October 2019 Convertible Notes	Q4 2020 Convertible Notes
Preferred stock value	$1.30	$1.30	$1.98 — 2.32
Risk free rates	1.8% — 2.0%	0.9% — 1.8%	0.1%
Risk-adjusted discount rate	15.0%	15.0%	15.0%
Additional discount factor	0.1% — 0.9%	0.9% — 4.7%	4.7%
Preferred volatility	15.3%	15.3%	20%

The following table sets forth the range of inputs for the significant assumptions utilized to determine the fair value of embedded derivative at each issuance:

At Issuance	June 2019 Convertible Notes	October 2019 Convertible Notes	Q4 2020 Convertible Notes
Preferred stock value	$1.30	$1.30	$1.98 – 2.32
Risk free rates	1.8% – 2.0%	0.9% – 1.8%	0.1%
Risk-adjusted discount rate	15.0%	15.0%	15.0%
Additional discount factor	0.1% – 0.9%	0.9% – 4.7%	4.7%
Preferred volatility	15.3%	15.3%	20%

Schedule of Debt Conversions

The following table summarizes the calculation of the BCFs as of the issuance dates of these Q4 2020 Convertible Notes, which continued to be presented in additional paid in capital as of December 31, 2020:

				As of December 31, 2020
	Effective Conversion Price	Fair Value of Series B Preferred Stock	Number of Shares upon Conversion	BCF in thousands
October 29, 2020	$1.33	$2.32	1,125,281	$1,113
November 12, 2020	1.33	2.32	4,456,114	4,407
November 16, 2020	1.33	2.32	871,378	862
November 19, 2020	1.33	2.32	2,504,466	2,476
December 01, 2020	1.33	2.32	120,030	119
December 11, 2020	1.33	2.32	750,188	742

Total				$9,719

The following table summarizes the calculation of the BCF as of the issuance dates of the notes, which continues to be presented in additional paid in capital as of December 31, 2020:

				As of December 31, 2020
	Effective Conversion Price	Fair Value of Series B Preferred Stock	Number of Shares upon Conversion	BCF in thousands
October 29, 2020	$1.33	$2.32	1,125,281	$1,113
November 12, 2020	1.33	2.32	4,456,114	4,407
November 16, 2020	1.33	2.32	871,378	862
November 19, 2020	1.33	2.32	2,504,466	2,476
December 01, 2020	1.33	2.32	120,030	119
December 11, 2020	1.33	2.32	750,188	742

Total				$9,719

Schedule Of Convertible Debt

The issuances under the Convertible Notes are as follows:

	Maturity Date of June 10, 2021
in thousands	Principal	Interest Rate
June 10, 2019	$12,950	2.37%
June 12, 2019	500	2.37%
June 13, 2019	400	2.37%
July 19, 2019	235	2.13%
July 25, 2019	750	2.13%

Total	$14,835

	Maturity Date of October 01, 2021
in thousands	Principal	Interest Rate
October 01, 2019	$14,000	1.69%
February 06, 2020	6,000	1.59%
February 12, 2020	5,000	1.59%
February 28, 2020	6,900	1.59%
October 29, 2020	1,500	1.85%
November 12, 2020	5,940	1.85%
November 16, 2020	1,162	1.85%
November 19, 2020	3,338	1.85%
December 01. 2020	160	1.85%
December 11, 2020	1,000	1.85%

Total	$45,000

The issuances under the Convertible Notes are as follows:

	Maturity Date of June 10, 2021
in thousands	Principal	Interest Rate
June 10, 2019	$12,950	2.37%
June 12, 2019	500	2.37%
June 13, 2019	400	2.37%
July 19, 2019	235	2.13%
July 25, 2019	750	2.13%

Total	$14,835

	Maturity Date of October 01, 2021
in thousands	Principal	Interest Rate
October 01, 2019	$14,000	1.69%
February 06, 2020	6,000	1.59%
February 12, 2020	5,000	1.59%
February 28, 2020	6,900	1.59%
October 29, 2020	1,500	1.85%
November 12, 2020	5,940	1.85%
November 16, 2020	1,162	1.85%
November 19, 2020	3,338	1.85%
December 01. 2020	160	1.85%
December 11, 2020	1,000	1.85%

Total	$45,000

Schedule of Maturities of Long-term Debt

The scheduled principal maturities of the Company’s debt obligations as of March 31, 2021 are as follows:

in thousands	2021 (remaining nine months)	2022	2023	2024	Thereafter	Total
Term loan	$900	$1,200	$400	$—	$—	$2,500
Equipment advances	2,100	837	—	—	—	2,937
PPP note	—	4,850	—	—	—	4,850
Convertible notes	—	—	—	—	—	—

	$3,000	$6,887	$400	$—	$—	$10,287

The scheduled principal maturities of the Company’s debt obligations as of December 31, 2020 are as follows:

in thousands	2021	2022	2023	2024	Thereafter	Total
Term loan	$1,200	$1,200	$400	$—	$—	$2,800
Equipment advances	2,800	836	—	—	—	3,636
PPP note	—	4,850	—	—	—	4,850
Convertible notes	59,835	—	—	—	—	59,835

	$63,835	$6,886	$400	$—	$—	$71,121

Holicity Inc.
Schedule of Basis Valuation Techniques

The key inputs into the Monte Carlo simulation model for the warrants were as follows at March 31, 2021 and December 31, 2020:

Input	March 31, 2021	December 31, 2020
Risk-free interest rate	0.94%	0.41%
Expected term (years)	5	5
Expected volatility	29.00%	29.00%
Exercise price	$11.50	$11.50
Stock price	$11.79	$10.11

The key inputs into the Monte Carlo simulation model for the warrants were as follows at initial measurement and as of December 31, 2020:

Input	August 7, 2020 (Initial Measurement)	December 31, 2020
Risk-free interest rate	0.28%	0.41%
Expected term (years)	5	5
Expected volatility	28.00%	29.00%
Exercise price	$11.50	$11.50
Stock price	$9.50	$10.11